DEBT OBLIGATIONS - Narrative (Details) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Debt obligations, subject to covenants within next twelve months	$ 16.2	$ 20.0